EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on February 15, 2012 (Accession No. 0001193125-12-063210), to the Prospectus dated May 1, 2011, for the Class A and Class B shares of Multimanager Aggressive Equity Portfolio, Multimanager International Equity Portfolio, Multimanager Large Cap Core Equity Portfolio, Multimanager Large Cap Value Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, Multimanager Small Cap Growth Portfolio and Multimanager Small Cap Value Portfolio, each a series of AXA Premier VIP Trust.